Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 21, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We provide the following discussion of the timing of SOSAR awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. The Company’s long-standing practice has been to grant LTI equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Compensation & Human Capital Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs, PSUs, and SOSARs) to executive officers. The first quarterly meeting of the Compensation & Human Capital Committee typically occurs before the Company’s release of the financial results for the prior fiscal year and the filing of the Company’s Annual Report on Form 10-K for that fiscal year. The grant of approved equity awards occurs two business days after the Company’s release of the financial results for the prior fiscal year.
The Compensation & Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize executive officers to deliver on the Company’s strategic objectives for the new fiscal year. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule.

Award Timing Method
We provide the following discussion of the timing of SOSAR awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. The Company’s long-standing practice has been to grant LTI equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Compensation & Human Capital Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs, PSUs, and SOSARs) to executive officers. The first quarterly meeting of the Compensation & Human Capital Committee typically occurs before the Company’s release of the financial results for the prior fiscal year and the filing of the Company’s Annual Report on Form 10-K for that fiscal year. The grant of approved equity awards occurs two business days after the Company’s release of the financial results for the prior fiscal year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation & Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize executive officers to deliver on the Company’s strategic objectives for the new fiscal year. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding SOSARs granted to the NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. The Company did not grant any SOSARs to the NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that disclosed material nonpublic information.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Tom Hill	02/21/2024	19,740	$253.43	$1,703,957	1.50%
Tom Baker	02/21/2024	6,770	$253.43	$584,386	1.50%
Stan Bass	02/21/2024	4,750	$253.43	$410,020	1.50%
Mary Andrews Carlisle	02/21/2024	4,220	$253.43	$364,270	1.50%
Ronnie Pruitt	02/21/2024	5,810	$253.43	$501,519	1.50%

Tom Hill [Member]
Awards Close in Time to MNPI Disclosures
Name		Tom Hill
Underlying Securities | shares		19,740
Exercise Price | $ / shares		$ 253.43
Fair Value as of Grant Date | $		$ 1,703,957
Underlying Security Market Price Change		0.015
Tom Baker [Member]
Awards Close in Time to MNPI Disclosures
Name		Tom Baker
Underlying Securities | shares		6,770
Exercise Price | $ / shares		$ 253.43
Fair Value as of Grant Date | $		$ 584,386
Underlying Security Market Price Change		0.015
Stan Bass [Member]
Awards Close in Time to MNPI Disclosures
Name		Stan Bass
Underlying Securities | shares		4,750
Exercise Price | $ / shares		$ 253.43
Fair Value as of Grant Date | $		$ 410,020
Underlying Security Market Price Change		0.015
Mary Andrews Carlisle [Member]
Awards Close in Time to MNPI Disclosures
Name		Mary Andrews Carlisle
Underlying Securities | shares		4,220
Exercise Price | $ / shares		$ 253.43
Fair Value as of Grant Date | $		$ 364,270
Underlying Security Market Price Change		0.015
Ronnie Pruitt [Member]
Awards Close in Time to MNPI Disclosures
Name		Ronnie Pruitt
Underlying Securities | shares		5,810
Exercise Price | $ / shares		$ 253.43
Fair Value as of Grant Date | $		$ 501,519
Underlying Security Market Price Change		0.015